Pension and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 540.0	$ 467.7
Actual return on plan assets	0.7	54.7
Plan transfer	2.0	2.0
Employer contribution	48.5	53.4
Participant contribution	0
Benefits paid	(40.0)	(37.8)
Pension settlements	0
Foreign currency translation	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	551.2	540.0
Int'l [Member]
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	426.6	402.1
Actual return on plan assets	19.7	44.1
Plan transfer	0	0.1
Employer contribution	21.8	24.5
Participant contribution	4.7	4.1
Benefits paid	(21.2)	(19.5)
Pension settlements	(0.5)	(8.2)
Foreign currency translation	(8.2)	(20.6)
Transfer of assets to held for sale	(1.6)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	441.3	426.6
U.S. Postretirement Health Benefits [Member]
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0	0
Actual return on plan assets	0
Plan transfer	0
Employer contribution	2.2	3.6
Participant contribution	1.2	1.2
Benefits paid	(3.4)	(4.8)
Pension settlements	0
Foreign currency translation	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 0	$ 0